Total Capital and Net Income Per Common Unit - Additional Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) distributionPayments boardOfDirectorElections lease $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2022 USD ($)
Capital Unit [Line Items]
Payments for Repurchase of Preferred Stock and Preference Stock	$ 3,972	$ 2,690	$ 0
Redemption price (USD per unit) | $ / shares	$ 25.00
number of classes of stock in the company | lease	3
Proceeds from Contributed Capital		6,000
Limited Liability Company
Capital Unit [Line Items]
Payments for Repurchase of Preferred Stock and Preference Stock	$ 3,972	2,690
Proceeds from Contributed Capital	86,200	129,300
Preferred Units
Capital Unit [Line Items]
Dividends, Preferred Stock, Cash	24,900	25,600	$ 25,700
Preferred Units | Limited Liability Company
Capital Unit [Line Items]
Payments for Repurchase of Preferred Stock and Preference Stock	$ 4,065	2,675
Preferred Units | Series A preferred stock
Capital Unit [Line Items]
Preferred Stock, Dividend Rate, Per-Dollar-Amount | $ / shares	$ 0.5625
Preferred Units | Series B Preferred Units
Capital Unit [Line Items]
Preferred Stock, Dividend Rate, Per-Dollar-Amount | $ / shares	$ 0.53125
Dividend rate, basis spread on variable rate	6.241%
Preferred Units | Series A
Capital Unit [Line Items]
No. of quarterly distributions that must be arrears before preferred unitholders have voting rights | distributionPayments	6
Preferred Units | Series A | Maximum
Capital Unit [Line Items]
Number of elections that preferred unitholders can make to the board of directors | boardOfDirectorElections	1
Preferred Units | Series B
Capital Unit [Line Items]
No. of quarterly distributions that must be arrears before preferred unitholders have voting rights | distributionPayments	6
Preferred Units | Series B | Maximum
Capital Unit [Line Items]
Number of elections that preferred unitholders can make to the board of directors | boardOfDirectorElections	1
Repurchase agreements | Preferred Units
Capital Unit [Line Items]
Stock Repurchase Program, Authorized Amount				$ 30,000
Payments for Repurchase of Preferred Stock and Preference Stock	$ 3,972	2,690
Stock Repurchase Program, Remaining Authorized Repurchase Amount	23,300
Repurchase agreements | Preferred Units | Series A preferred stock
Capital Unit [Line Items]
Payments for Repurchase of Preferred Stock and Preference Stock	700	932
Repurchase agreements | Preferred Units | Series B Preferred Units
Capital Unit [Line Items]
Payments for Repurchase of Preferred Stock and Preference Stock	$ 3,272	$ 1,758